Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets, Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	BX Trust 2022-GPA (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-GPA (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 30 August 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 August 2022

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is primarily secured by, among other things, cross-collateralized and cross-defaulted first priority lien mortgages on the borrowers’ fee interests in 51 student housing properties located in 15 states (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 September 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term and
ii.	Fully Extended Loan Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Loan Term and
c.	Fully Extended Loan Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Initial Maturity and
ii.	Fully Extended Remaining Term to Maturity

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Amortization Term” of the Mortgage Loan and Mezzanine Loan,
b.	Use the “Initial Loan Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Fully Extended Loan Term,” as shown on the Final Data File, for the “Fully Extended IO Period” of the Mortgage Loan and Mezzanine Loan,
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
e.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-Off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Cut-Off Date Mezzanine Loan Balance,
e.	Mortgage Loan Balance at Maturity and
f.	Mezzanine Loan Maturity Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Spread and
d.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “% of Cut-off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	SOFR Floor and
e.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 2.30000% provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Mortgage Loan Interest Rate @ SOFR Cap,
iii.	Mezzanine Loan Interest Rate,
iv.	Mezzanine Loan Interest Rate @ SOFR Cap,
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate @ SOFR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

12.	Using the:
a.	Original Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service,
ii.	Mortgage Loan Monthly Debt Service,
iii.	Mortgage Loan Annual Debt Service @ SOFR Cap and
iv.	Monthly Debt Service @ SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ SOFR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service @ SOFR Cap” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service @ SOFR Cap.”

Attachment A Page 6 of 8

13.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate @ SOFR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Annual Debt Service,
ii.	Mezzanine Loan Monthly Debt Service,
iii.	Mezzanine Loan Annual Debt Service at Cap and
iv.	Mezzanine Loan Monthly Debt Service at Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th of the “Mezzanine Loan Annual Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service at Cap” of the Mezzanine Loan as the product of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service at Cap” of the Mezzanine Loan as 1/12th of the “Mezzanine Loan Annual Debt Service at Cap.”

Attachment A Page 7 of 8

14.	Using the:
a.	Mortgage Loan Annual Debt Service,
b.	Mezzanine Loan Annual Debt Service,
c.	Mortgage Loan Monthly Debt Service,
d.	Mezzanine Loan Monthly Debt Service,
e.	Mortgage Loan Annual Debt Service @ SOFR Cap,
f.	Mezzanine Loan Annual Debt Service at Cap,
g.	Monthly Debt Service @ SOFR Cap and
h.	Mezzanine Loan Monthly Debt Service at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Annual Debt Service,
ii.	Total Debt Monthly Debt Service,
iii.	Total Debt Annual Debt Service at Cap and
iv.	Total Debt Monthly Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Mortgage Loan Annual Debt Service,
d.	Mortgage Loan Annual Debt Service @ SOFR Cap,
e.	As-is Appraisal Value,
f.	UW Financials NOI,
g.	UW Financials Net Cash Flow,
h.	Total Number of Beds and
i.	Total Number of Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan UW NOI DY,
iv.	Mortgage Loan UW NCF DY,
v.	Mortgage Loan UW NOI DSCR,
vi.	Mortgage Loan UW NCF DSCR,
vii.	Mortgage Loan UW NOI DSCR at Cap,
viii.	Mortgage Loan UW NCF DSCR at Cap,
ix.	Mortgage Loan Balance Per Bed and
x.	Mortgage Loan Balance Per Unit

of the Mortgage Loan, and with respect to ix. and x. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through viii. above to two decimal places.

Attachment A Page 8 of 8

16.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Maturity Date Total Debt Balance,
c.	Total Debt Annual Debt Service,
d.	Total Debt Annual Debt Service at Cap,
e.	As-is Appraisal Value,
f.	UW Financials NOI and
g.	UW Financials Net Cash Flow,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Cut-off Date LTV,
ii.	Total Debt Maturity Date LTV,
iii.	Total Debt UW NOI DY,
iv.	Total Debt UW NCF DSCR and
v.	Total Debt UW NCF DSCR at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in iv. and v. above to two decimal places.

17.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Spread,

as shown on the Final Data File, we recalculated the “Net Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes	9 August 2022

Mortgage Loan Agreement	9 August 2022

Mezzanine Loan Promissory Notes	9 August 2022

Mezzanine Loan Agreement	9 August 2022

Cash Management Agreement	9 August 2022

Mortgage Loan Interest Rate Cap Agreement Confirmation (See Note 1)	5 August 2022

Mezzanine Loan Interest Rate Cap Agreement Confirmation (See Note 1)	5 August 2022

Bloomberg Screenshot for SOFR Cap Provider Rating	Not Dated

Settlement Statement	8 August 2022

Guaranty Agreement	9 August 2022

Mezzanine Loan Guaranty Agreement	9 August 2022

Environmental Indemnity Agreement	9 August 2022

Non-Consolidation Opinion	9 August 2022

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policies	Not Dated

Management Agreements	9 August 2022

Pre-Leasing Report	Not Dated

Insurance Review Report	7 August 2022

CoStar Market and Submarket Reports	Various

Historical Capital Expenditure Report	Not Dated

Ground Lease Review	15 July 2022

Lease Agreements	Various

Seismic Report	23 May 2022

Condominium Documents	Various

PILOT Leases	Various

TIF Documents	Various

Note(s):

1.	The mortgage loan interest rate cap agreement confirmation and mezzanine loan interest rate cap agreement confirmation Source Document(s) are referred to collectively as the “Interest Rate Cap Agreements Confirmation.”

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report or USPS Internet Site (www.usps.com)
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Building Count	Appraisal Report
Year Renovated (see Note 8)	Appraisal Report
University (see Note 8)	Appraisal Report
Total Number of Units	Underwriter’s Summary Report
Total Number of Beds	Underwriter’s Summary Report
Q3 – AY 21/22 Occupancy %	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

As-is Appraisal Value	Appraisal Report
Appraised Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Date of Value	Appraisal Report
Appraisal Type	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic PML % (see Note 2)	Seismic Report
Seismic Insurance	Insurance Review Report
Environmental Insurance	Insurance Review Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
2020 Expenses	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
2021 Effective Gross Income	Underwriter’s Summary Report
2021 Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Replacements	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Initial Debt Service Deposit	Mortgage Loan Agreement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 6

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Property Manager	Management Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
Origination Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Spread Increase (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Spread Increase (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (EoD) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest accrual period start (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest accrual period end (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Lookback Days (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Floor (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Cap Strike Price (see Note 4)	Interest Rate Cap Agreements Confirmation
Extension Term SOFR Cap (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for SOFR Cap Provider Rating
SOFR Cap Expiration Date (see Note 4)	Interest Rate Cap Agreements Confirmation
SOFR Cap Provider (see Note 4)	Interest Rate Cap Agreements Confirmation
Rate Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepayment String (see Note 5)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Title Type (see Note 8)	Pro Forma Title Policy
Non-Consolidation Letter	Non-Consolidation Opinion
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristic(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the manager(s) to deposit all rents collected into a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

8.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Property	Characteristic	Provided Value

The Province @ Louisville	University	University of Louisville
BX 2022-GPA Portfolio	Title Type	Fee
U Club Binghamton	Title Type	Fee
Part Point @ RIT	Title Type	Fee
The Province @ Louisville	Title Type	Fee
Callaway Villas	Title Type	Fee
Cardinal Towne	Title Type	Fee
U Club Sunnyside	Title Type	Fee
25Twenty	Title Type	Fee
The Tower at Third	Title Type	Fee
The Suites at Third	Title Type	Fee
The Lofts at Capital Garage	Year Renovated	NAP

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Loan / Property
Property Name
Distance from University Campus
Phase II Date
Master Lease Agreement (Y/N)
Master Lease Details
Earnout / Holdback
Letter of Credit
Single Asset Entity
Loan Purpose
Mortgage Loan Spread
Mezzanine Loan Spread
Master Servicer
Primary Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC Fee
Sponsor
Year Built
First Payment Date
2022/2023 Preleasing Occupancy %
2022/2023 Preleasing Occupancy Date
Q3 – AY 21/22 Occupancy Date

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.